Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000217971
Shareholder Report [Line Items]
Fund Name	Dividend Growth ETF
Trading Symbol	TDVG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Growth ETF (the "fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 879,212,000
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	9.20%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$879,212 Number of Portfolio Holdings95 Portfolio Turnover Rate9.2%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	22.3%
Financials	20.0
Industrials & Business Services	16.4
Health Care	12.0
Consumer Staples	7.6
Consumer Discretionary	6.3
Energy	4.3
Utilities	3.2
Materials	3.2
Other	4.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	6.8%
Apple	4.0
JPMorgan Chase	3.0
Visa	2.9
Broadcom	2.5
GE Aerospace	2.4
Chubb	1.9
Walmart	1.7
Marsh & McLennan	1.6
Bank of America	1.6

Material Fund Change [Text Block]